Trade and other payables - Summary of Trade and Other Liabilities (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Trade payables	€ 3,681,792	€ 2,125,511
Tax and social security liabilities	487,163	365,061
Total Trade And Other Payables	€ 4,168,955	€ 2,490,572